OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 vessel	Dec. 31, 2015 tax_lease	Dec. 31, 2014 USD ($) vessel
Commitments and Contingencies Disclosure [Abstract]
Carrying value of vessels and equipment secured against long-term loans and capital leases	$ 1,847,403				$ 1,623,423
Number of tax leases			1	1	1
Accrued gain or loss on terminated contracts	900
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Loss Contingencies
Range of exposure	$ 24,000
Interest rate for interest and penalties	2.00%	2.00%
Minimum
Loss Contingencies
Range of exposure | £		£ 0
Maximum
Loss Contingencies
Range of exposure | £		£ 20